UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05576

Name of Fund:  BlackRock Global Allocation Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
        Officer (principal executive officer), BlackRock Global Allocation Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments


BlackRock Global Allocation Fund, Inc.


Schedule of Investments as of July 31, 2007 (Unaudited)                                                         (in U.S. dollars)

                                                   Shares
Country             Industry                         Held   Common Stocks                                               Value
Australia - 1.1%    Beverages - 0.0%            1,050,000   Coca-Cola Amatil Ltd.                               $       8,116,858


                    Capital Markets - 0.2%        467,000   Macquarie Bank Ltd.                                        32,235,404

                    Commercial Banks - 0.1%       305,158   National Australia Bank Ltd.                                9,927,952

                    Metals & Mining - 0.5%      1,400,000   BHP Billiton Ltd.                                          44,592,447
                                                  470,000   Newcrest Mining Ltd.                                        9,820,855
                                                  405,000   Rio Tinto Ltd.                                             31,570,094
                                                1,000,000   Zinifex Ltd.                                               16,540,084
                                                                                                                 ----------------
                                                                                                                      102,523,480

                    Oil, Gas & Consumable         475,000   Woodside Petroleum Ltd.                                    17,273,921
                    Fuels - 0.1%

                    Paper & Forest              1,600,000   Great Southern Plantations Ltd.                             3,388,798
                    Products - 0.0%

                    Transportation              2,900,000   Macquarie Airports Group                                   10,649,344
                    Infrastructure - 0.2%       8,000,000   Macquarie Infrastructure Group                             22,089,814
                                                2,882,894   Transurban Group                                           17,483,067
                                                                                                                 ----------------
                                                                                                                       50,222,225

                                                            Total Common Stocks in Australia                          223,688,638


Austria - 0.0%      Diversified                   125,100   Telekom Austria AG                                          3,047,626
                    Telecommunication
                    Services - 0.0%

                                                            Total Common Stocks in Austria                              3,047,626


Belgium - 0.1%      Health Care                   639,143   AGFA-Gevaert NV                                            13,494,791
                    Technology - 0.1%

                                                            Total Common Stocks in Belgium                             13,494,791


Brazil - 1.9%       Commercial Banks - 0.1%       425,000   Banco Bradesco SA                                          11,096,081
                                                   85,000   Uniao de Bancos Brasileiros SA (b)                          9,914,400
                                                                                                                 ----------------
                                                                                                                       21,010,481

                    Construction &                600,000   Obrascon Huarte Lain Brasil SA                             10,895,768
                    Engineering - 0.0%

                    Electric                      435,000   Cia Energetica de Minas Gerais (b)                          8,860,950
                    Utilities - 0.0%

                    Food & Staples            152,800,000   Cia Brasileira de Distribuicao Grupo Pao de Acucar          5,840,850
                    Retailing - 0.0%

                    Food Products - 0.2%          600,000   Cosan SA Industria e Comercio                              10,137,525
                                                2,400,000   JBS SA (e)                                                 10,551,691
                                                1,600,000   SLC Agricola SA (e)                                        13,465,725
                                                                                                                 ----------------
                                                                                                                       34,154,941

                    Household                     850,000   Gafisa SA                                                  13,494,929
                    Durables - 0.1%

                    Metals & Mining - 0.3%        850,000   Companhia Vale do Rio Doce (Preference 'A'
                                                            Shares) (b)                                                35,980,500
                                                  291,000   Usinas Siderurgicas de Minas Gerais SA
                                                            (Preference 'A' Shares)                                    17,923,857
                                                                                                                 ----------------
                                                                                                                       53,904,357

                    Oil, Gas & Consumable       3,158,000   Petroleo Brasileiro SA (b)                                190,854,300
                    Fuels - 0.9%

                    Road & Rail - 0.1%          1,380,000   All America Latina Logistica SA                            18,905,113

                    Software - 0.1%               975,000   Datasul                                                    11,798,572

                    Water Utilities - 0.0%        630,000   Companhia de Saneamento de Minas Gerais                     9,701,057

                    Wireless                    2,500,000   Vivo Participacoes SA (b)(r)                               11,225,000
                    Telecommunication
                    Services - 0.1%

                                                            Total Common Stocks in Brazil                             390,646,318


Canada - 1.4%       Communications                740,300   Nortel Networks Corp. (e)                                  16,020,092
                    Equipment - 0.1%

                    Diversified                    18,700   BCE, Inc.                                                     707,608
                    Telecommunication
                    Services - 0.0%

                    Food Products - 0.0%        1,000,000   Saskatchewan Wheat Pool (e)                                10,639,295

                    Insurance - 0.0%               11,400   Sun Life Financial, Inc.                                      543,096

                    Metals & Mining - 0.4%      2,100,000   Alamos Gold, Inc. (e)                                      13,188,976
                                                  379,740   Barrick Gold Corp.                                         12,493,446
                                                3,454,916   Kinross Gold Corp. (e)                                     44,692,389
                                                3,500,000   Peak Gold Ltd. (e)                                          1,968,504
                                                                                                                 ----------------
                                                                                                                       72,343,315

                    Oil, Gas & Consumable         150,000   Canadian Natural Resources Ltd.                            10,261,500
                    Fuels - 0.3%                  337,000   Petro-Canada Inc.                                          18,382,105
                                                  244,100   Suncor Energy, Inc. (b)                                    22,083,727
                                                  225,000   Talisman Energy, Inc.                                       4,114,876
                                                                                                                 ----------------
                                                                                                                       54,842,208

                    Paper & Forest                625,000   Sino-Forest Corp. (e)                                       9,871,813
                    Products - 0.0%

                    Road & Rail - 0.3%            641,300   Canadian Pacific Railway Ltd.                              47,189,773
                                                  250,000   Canadian Pacific Railway Ltd. (USD)                        18,482,500
                                                                                                                 ----------------
                                                                                                                       65,672,273

                    Wireless                    1,202,800   Rogers Communications, Inc. Class B                        54,474,812
                    Telecommunication
                    Services - 0.3%

                                                            Total Common Stocks in Canada                             285,114,512


Chile - 0.1%        Commercial Banks - 0.1%       340,400   Banco Santander Chile SA (b)                               16,230,272

                    Electric                      400,000   Enersis SA (b)                                              7,088,000
                    Utilities - 0.0%

                                                            Total Common Stocks in Chile                               23,318,272


China - 2.1%        Automobiles - 0.0%         10,000,000   Denway Motors Ltd.                                          4,605,762

                    Diversified                   368,400   China Communications Services Corp. Ltd. (e)                  261,924
                    Telecommunication
                    Services - 0.0%

                    Electrical                 24,766,000   Shanghai Electric Group Corp.                              11,597,936
                    Equipment - 0.1%

                    Food Products - 0.1%       27,190,000   Chaoda Modern Agriculture Holdings Ltd.                    20,234,940

                    Industrial                 29,947,100   Beijing Enterprises Holdings Ltd.                         127,893,654
                    Conglomerates - 0.8%        2,866,500   Shanghai Industrial Holdings Ltd.                          12,395,040
                                               20,000,000   Tianjin Development Holdings Ltd.                          23,403,745
                                                                                                                 ----------------
                                                                                                                      163,692,439

                    Insurance - 0.1%              241,266   China Life Insurance Co. Ltd. (b)                          15,605,085
                                                1,725,000   Ping An Insurance Group Co. of China Ltd.                  14,728,290
                                                                                                                 ----------------
                                                                                                                       30,333,375

                    Oil, Gas & Consumable      22,727,600   China Shenhua Energy Co. Ltd. Class H                      89,212,648
                    Fuels - 0.8%               38,774,200   Yanzhou Coal Mining Co. Ltd.                               69,693,895
                                                                                                                 ----------------
                                                                                                                      158,906,543

                    Transportation              5,459,600   Hainan Meilan International Airport Co., Ltd. (e)           5,423,698
                    Infrastructure - 0.1%       4,998,600   Jiangsu Express                                             4,988,457
                                               21,280,700   Xiamen International Port Co. Ltd.                          7,980,273
                                                                                                                 ----------------
                                                                                                                       18,392,428

                    Wireless                    2,000,000   China Mobile Ltd.                                          22,980,538
                    Telecommunication
                    Services - 0.1%

                                                            Total Common Stocks in China                              431,005,885


Denmark - 0.1%      Commercial Banks - 0.1%       665,776   Danske Bank A/S                                            28,039,563

                                                            Total Common Stocks in Denmark                             28,039,563


Finland - 0.1%      Electric                      861,766   Fortum Oyj (r)                                             27,800,748
                    Utilities - 0.1%

                                                            Total Common Stocks in Finland                             27,800,748


France - 1.5%       Aerospace &                   700,000   European Aeronautic Defense and Space Co.                  20,987,184
                    Defense - 0.1%

                    Automobiles - 0.2%            238,265   Renault SA                                                 34,434,344

                    Commercial Banks - 0.2%       216,494   Societe Generale SA                                        37,210,894

                    Communications                244,500   Alcatel SA (b)                                              2,836,200
                    Equipment - 0.0%

                    Diversified                 1,000,000   France Telecom SA                                          26,884,219
                    Telecommunication
                    Services - 0.1%

                    Electric                      386,951   Electricite de France SA                                   39,193,740
                    Utilities - 0.2%

                    Insurance - 0.2%              781,687   AXA SA                                                     30,505,255

                    Machinery - 0.1%              101,972   Vallourec SA                                               26,377,386

                    Oil, Gas & Consumable         726,468   Total SA                                                   57,210,706
                    Fuels - 0.3%

                    Pharmaceuticals - 0.1%        178,357   Sanofi-Aventis                                             14,939,654

                    Software - 0.0%             6,880,000   Infogrames Entertainment SA (e)                             2,136,314

                                                            Total Common Stocks in France                             292,715,896

Germany - 1.7%      Air Freight &               1,009,334   Deutsche Post AG                                           29,492,181
                    Logistics - 0.1%

                    Automobiles - 0.4%            600,000   Bayerische Motoren Werke AG                                37,234,066
                                                  534,787   DaimlerChrysler AG                                         48,437,283
                                                                                                                 ----------------
                                                                                                                       85,671,349

                    Chemicals - 0.2%              650,237   Bayer AG                                                   46,028,387

                    Diversified                 1,795,304   Deutsche Telekom AG                                        30,973,683
                    Telecommunication
                    Services - 0.2%

                    Electric                      215,100   E.ON AG                                                    33,847,615
                    Utilities - 0.2%

                    Industrial                    342,829   Siemens AG                                                 43,390,438
                    Conglomerates - 0.2%

                    Insurance - 0.2%              193,475   Allianz AG Registered Shares                               41,141,499

                    Multi-Utilities - 0.2%        352,204   RWE AG                                                     37,411,868

                                                            Total Common Stocks in Germany                            347,957,020


Hong Kong - 0.7%    Commercial                  1,000,059   HSBC Holdings Plc Hong Kong Registered                     18,578,975
                    Banks - 0.1%

                    Electric                    4,499,900   Cheung Kong Infrastructure Holdings Ltd.                   16,011,201
                    Utilities - 0.1%

                    Industrial                  3,600,000   Hutchison Whampoa Ltd.                                     38,268,571
                    Conglomerates - 0.2%

                    Real Estate                 1,650,000   Cheung Kong Holdings Ltd.                                  23,153,271
                    Management &                1,991,700   Sun Hung Kai Properties Ltd.                               25,329,690
                    Development - 0.3%          4,043,000   Wharf Holdings Ltd.                                        16,690,674
                                                                                                                 ----------------
                                                                                                                       65,173,635

                                                            Total Common Stocks in Hong Kong                          138,032,382


Hungary - 0.1%      Oil, Gas & Consumable         156,568   Mol Magyar Olaj-es Gazipari Rt.                            24,104,307
                    Fuels - 0.1%

                                                            Total Common Stocks in Hungary                             24,104,307


India - 2.3%        Automobiles - 0.1%            168,000   Bajaj Auto Ltd.                                             9,683,733
                                                  837,540   Tata Motors Ltd.                                           14,332,738
                                                                                                                 ----------------
                                                                                                                       24,016,471

                    Commercial Banks - 0.1%       807,400   Karnataka Bank Ltd.                                         3,636,794
                                                  575,000   State Bank of India Ltd.                                   22,856,688
                                                                                                                 ----------------
                                                                                                                       26,493,482

                    Construction &                200,300   Larsen & Toubro Ltd.                                       12,776,505
                    Engineering - 0.1%

                    Construction                4,770,082   Gujarat Ambuja Cements Ltd.                                15,348,458
                    Materials - 0.1%

                    Diversified Financial         225,000   Reliance Capital Ltd.                                       6,614,668
                    Services - 0.0%

                    Electric                      300,000   Reliance Energy Ltd.                                        5,820,394
                    Utilities - 0.0%

                    IT Services - 0.1%            450,000   Infosys Technologies Ltd.                                  21,793,989

                    Independent Power           5,400,000   Reliance Natural Resources Ltd. (e)                         5,795,234
                    Producers & Energy
                    Traders - 0.0%

                    Media - 0.3%                3,089,075   Wire and Wireless India Ltd. (e)                            4,277,335
                                                2,793,141   Zee News Ltd. (e)                                           4,611,686
                                                5,259,850   Zee Telefilms Ltd.                                         41,858,045
                                                                                                                 ----------------
                                                                                                                       50,747,066

                    Oil, Gas & Consumable         300,000   Hindustan Petroleum Corp.                                   1,898,408
                    Fuels - 1.1%                4,500,000   Reliance Industries Ltd.                                  208,913,640
                                                                                                                 ----------------
                                                                                                                      210,812,048

                    Pharmaceuticals - 0.0%        225,000   Wockhardt Ltd.                                              2,133,269

                    Road & Rail - 0.1%            450,000   Container Corp. of India                                   24,243,637

                    Thrifts & Mortgage            575,000   Housing Development Finance Corp.                          28,274,391
                    Finance - 0.2%

                    Wireless                    1,865,000   Reliance Communication Ventures Ltd.                       25,492,877
                    Telecommunication
                    Services - 0.1%

                                                            Total Common Stocks in India                              460,362,489


Ireland - 0.3%      Commercial Banks - 0.1%       894,408   Allied Irish Banks Plc                                     23,220,126

                    Construction                  681,476   CRH Plc                                                    30,245,494
                    Materials - 0.2%

                                                            Total Common Stocks in Ireland                             53,465,620


Israel - 0.2%       Communications              3,115,000   ECI Telecom Ltd. (b)(e)                                    29,062,950
                    Equipment - 0.1%

                    Pharmaceuticals - 0.1%        300,001   Teva Pharmaceutical Industries Ltd. (b)                    12,606,042

                    Software - 0.0%               227,521   Ectel Ltd. (b)(e)                                             718,966

                                                            Total Common Stocks in Israel                              42,387,958


Italy - 0.5%        Commercial                  4,782,663   Banca Intesa SpA                                           36,179,794
                    Banks - 0.3%                3,975,738   UniCredito Italiano SpA                                    33,715,459
                                                                                                                 ----------------
                                                                                                                       69,895,253

                    Oil, Gas & Consumable       1,134,947   Eni SpA                                                    39,719,378
                    Fuels - 0.2%

                                                            Total Common Stocks in Italy                              109,614,631


Japan - 6.4%        Auto Components - 0.1%        532,900   Toyota Industries Corp.                                    24,144,014

                    Automobiles - 0.3%            300,000   Honda Motor Co., Ltd.                                      10,892,843
                                                2,000,000   Suzuki Motor Corp.                                         58,276,594
                                                                                                                 ----------------
                                                                                                                       69,169,437

                    Beverages - 0.4%                1,450   Coca-Cola Central Japan Co., Ltd.                          11,256,702
                                                1,555,700   Coca-Cola West Holdings Co., Ltd.                          32,455,051
                                                  500,000   Hokkaido Coca-Cola Bottling Co., Ltd.                       2,895,583
                                                1,500,000   Kirin Holdings Co., Ltd.                                   21,313,586
                                                1,350,000   Mikuni Coca-Cola Bottling Co., Ltd.                        13,676,316
                                                                                                                 ----------------
                                                                                                                       81,597,238

                    Building                    1,250,000   Asahi Glass Co., Ltd.                                      16,735,951
                    Products - 0.1%               125,200   Daikin Industries Ltd.                                      4,891,418
                                                                                                                 ----------------
                                                                                                                       21,627,369

                    Chemicals - 0.5%            3,000,000   Mitsubishi Rayon Co., Ltd.                                 22,443,383
                                                  550,000   Shin-Etsu Chemical Co., Ltd.                               40,611,683
                                                4,499,700   Sumitomo Chemical Co., Ltd.                                33,560,210
                                                                                                                 ----------------
                                                                                                                       96,615,276

                    Commercial                  1,400,000   The Bank of Yokohama Ltd.                                   9,735,431
                    Banks - 0.3%                2,550,000   Fukuoka Financial Group, Inc.                              16,380,788
                                                3,000,000   Shinsei Bank Ltd.                                          11,206,612
                                                    2,395   Sumitomo Mitsui Financial Group, Inc.                      21,644,199
                                                                                                                 ----------------
                                                                                                                       58,967,030

                    Construction &              1,200,000   JGC Corp.                                                  24,692,972
                    Engineering - 0.3%          1,500,000   Kinden Corp.                                               13,323,882
                                                4,158,800   Okumura Corp.                                              22,174,677
                                                1,787,400   Toda Corp.                                                  9,747,510
                                                                                                                 ----------------
                                                                                                                       69,939,041

                    Consumer Finance - 0.1%       600,000   Credit Saison Co., Ltd.                                    14,676,912

                    Diversified Financial          34,970   NCB Holdings Ltd. (e)                                       3,322,150
                    Services - 0.5%             3,434,400   RHJ International (e)                                      69,871,158
                                                  911,000   RHJ International (b)(e)(l)                                18,533,841
                                                                                                                 ----------------
                                                                                                                       91,727,149

                    Electronic Equipment &        414,000   Murata Manufacturing Co., Ltd.                             30,931,269
                    Instruments - 0.2%

                    Food & Staples                200,000   Ministop Co., Ltd.                                          3,763,952
                    Retailing - 0.2%            1,196,400   Seven & I Holdings Co. Ltd.                                33,598,182
                                                                                                                 ----------------
                                                                                                                       37,362,134

                    Food Products - 0.1%        1,461,400   Ajinomoto Co., Inc.                                        17,698,165
                                                  250,000   House Foods Corp.                                           3,719,532
                                                                                                                 ----------------
                                                                                                                       21,417,697

                    Gas Utilities - 0.2%        6,791,200   Tokyo Gas Co., Ltd.                                        29,497,754

                    Household                     223,100   Rinnai Corp.                                                6,625,046
                    Durables - 0.1%             1,250,000   Sekisui House Ltd.                                         15,510,332
                                                                                                                 ----------------
                                                                                                                       22,135,378

                    Insurance - 1.4%            7,319,400   Aioi Insurance Co., Ltd.                                   43,303,074
                                                2,525,000   Millea Holdings, Inc.                                     100,442,233
                                                6,727,650   Mitsui Sumitomo Insurance Co., Ltd.                        77,647,857
                                                6,125,000   Nipponkoa Insurance Co., Ltd.                              55,473,860
                                                                                                                 ----------------
                                                                                                                      276,867,024

                    Machinery - 0.1%            2,125,600   Kubota Corp.                                               17,650,035
                                                   52,300   Tadano Ltd.                                                   751,074
                                                                                                                 ----------------
                                                                                                                       18,401,109

                    Media - 0.1%                1,254,700   Toho Co., Ltd.                                             23,053,718

                    Office                        750,000   Canon, Inc.                                                39,640,743
                    Electronics - 0.2%

                    Pharmaceuticals - 0.4%      1,050,000   Takeda Pharmaceutical Co., Ltd.                            68,398,369
                                                  994,000   Tanabe Seiyaku Co., Ltd.                                   11,642,485
                                                                                                                 ----------------
                                                                                                                       80,040,854

                    Real Estate Management &        4,274   Marco Polo Investment Holdings Ltd. (e)                     3,589,740
                    Development - 0.1%             12,600   NTT Urban Development Co.                                  22,806,385
                                                                                                                 ----------------
                                                                                                                       26,396,125

                    Road & Rail - 0.1%              3,700   East Japan Railway Co.                                     27,442,659

                    Specialty Retail - 0.0%        30,000   Shimachu Co., Ltd.                                            851,869

                    Textiles, Apparel &           225,000   Asics Corp.                                                 3,070,394
                    Luxury Goods - 0.0%

                    Tobacco - 0.1%                  5,000   Japan Tobacco, Inc.                                        25,410,614

                    Trading Companies &         1,815,000   Mitsubishi Corp.                                           53,598,644
                    Distributors - 0.3%

                    Wireless                       31,300   NTT DoCoMo, Inc.                                           43,460,912
                    Telecommunication                 640   Okinawa Cellular Telephone Co.                              1,699,467
                    Services - 0.2%                                                                              ----------------
                                                                                                                       45,160,379

                                                            Total Common Stocks in Japan                            1,289,741,830


Malaysia - 0.5%     Diversified                 3,750,000   Telekom Malaysia Bhd                                       10,990,925
                    Telecommunication
                    Services - 0.0%

                    Electric                   12,500,444   Tenaga Nasional Bhd                                        39,362,070
                    Utilities - 0.2%

                    Food Products - 0.2%       26,663,637   IOI Corp. Bhd                                              40,477,310

                    Tobacco - 0.1%              1,125,000   British American Tobacco Malaysia Bhd                      12,970,706

                    Transportation              3,859,800   PLUS Expressways Bhd                                        3,622,501
                    Infrastructure - 0.0%

                                                            Total Common Stocks in Malaysia                           107,423,512


Mexico - 0.3%       Beverages - 0.1%              600,000   Fomento Economico Mexicano, SA de CV (b)                   22,212,000

                    Household                     531,900   Urbi, Desarrollos Urbanos, SA de CV (e)                     2,240,226
                    Durables - 0.0%

                    Media - 0.2%                1,400,000   Grupo Televisa, SA (b)                                     35,350,000

                                                            Total Common Stocks in Mexico                              59,802,226


Netherlands - 0.2%  Metals & Mining - 0.2%        498,631   Arcelor Mittal                                             30,489,757

                                                            Total Common Stocks in the Netherlands                     30,489,757

New Zealand - 0.1%  Diversified                 2,000,000   Telecom Corp. of New Zealand Ltd.                           6,920,576
                    Telecommunication
                    Services - 0.0%

                    Electric                    1,115,000   Contact Energy Ltd.                                         7,826,567
                    Utilities - 0.1%

                                                            Total Common Stocks in New Zealand                         14,747,143

Norway - 0.3%       Diversified                   356,500   Telenor ASA                                                 6,519,196
                    Telecommunication
                    Services - 0.0%

                    Industrial                    737,655   Orkla ASA                                                  13,865,272
                    Conglomerates - 0.1%

                    Oil, Gas & Consumable       1,187,795   Statoil ASA                                                35,104,278
                    Fuels - 0.2%

                                                            Total Common Stocks in Norway                              55,488,746


Peru - 0.1%         Metals & Mining - 0.1%         94,000   Southern Copper Corp.                                      10,594,740

                                                            Total Common Stocks in Peru                                10,594,740

Singapore - 1.2%    Commercial                  3,000,000   Oversea-Chinese Banking Corp.                              17,749,377
                    Banks - 0.1%

                    Diversified                25,541,910   Singapore Telecommunications Ltd.                          58,053,164
                    Telecommunication
                    Services - 0.3%

                    Health Care                 8,999,900   Parkway Holdings Ltd.                                      22,714,413
                    Providers &
                    Services - 0.1%

                    Industrial                  7,999,800   Fraser and Neave Ltd.                                      27,245,658
                    Conglomerates - 0.4%        7,054,000   Keppel Corp. Ltd.                                          61,560,569
                                                                                                                 ----------------
                                                                                                                       88,806,227

                    Real Estate                 6,256,425   CapitaLand Ltd.                                            30,304,708
                    Management &                1,831,652   Keppel Land Ltd.                                            9,925,585
                    Development - 0.2%                                                                           ----------------
                                                                                                                       40,230,293

                    Trading Companies &         4,237,764   Noble Group Ltd.                                            4,672,960
                    Distributors - 0.0%

                    Wireless                   10,800,000   MobileOne Ltd.                                             15,110,946
                    Telecommunication
                    Services - 0.1%

                                                            Total Common Stocks in Singapore                          247,337,380


South               Metals & Mining - 0.1%        550,000   Gold Fields Ltd. (b)                                        9,086,000
Africa - 0.1%
                    Oil, Gas & Consumable         152,000   Sasol Ltd.                                                  5,736,023
                    Fuels - 0.0%

                                                            Total Common Stocks in South Africa                        14,822,023


South               Chemicals - 0.2%              608,400   Samsung Fine Chemicals Co., Ltd.                           35,165,583
Korea - 2.4%
                    Commercial Banks - 0.2%       483,800   Daegu Bank                                                  9,473,261
                                                  178,800   Hana Financial Group, Inc.                                  9,647,546
                                                  218,800   Kookmin Bank                                               19,097,629
                                                  600,100   Pusan Bank                                                 11,489,766
                                                                                                                 ----------------
                                                                                                                       49,708,202

                    Diversified                 2,200,000   KT Corp. (b)                                               51,744,000
                    Telecommunication
                    Services - 0.3%

                    Electric                      700,000   Korea Electric Power Corp.                                 33,562,191
                    Utilities - 0.2%

                    Electrical                    342,000   LS Cable Ltd.                                              30,931,822
                    Equipment - 0.1%

                    Electronic Equipment &        635,000   Fine DNC Co., Ltd.                                          3,366,038
                    Instruments - 0.0%            565,000   Interflex Co., Ltd.                                         3,338,029
                                                                                                                 ----------------
                                                                                                                        6,704,067

                    Food Products - 0.2%          206,800   CJ Corp.                                                   28,438,667
                                                   23,100   Nong Shim Co., Ltd.                                         6,282,240
                                                                                                                 ----------------
                                                                                                                       34,720,907

                    Hotels, Restaurants &       2,121,026   Paradise Co. Ltd.                                          10,123,729
                    Leisure - 0.1%

                    Insurance - 0.2%              339,200   Dongbu Insurance Co., Ltd.                                 14,180,994
                                                1,300,300   Korean Reinsurance Co.                                     19,431,957
                                                1,335,500   Meritz Fire & Marine Insurance Co. Ltd.                    14,469,014
                                                                                                                 ----------------
                                                                                                                       48,081,965

                    Metals & Mining - 0.5%        102,030   POSCO                                                      59,001,016
                                                  325,000   POSCO (b)                                                  46,296,250
                                                                                                                 ----------------
                                                                                                                      105,297,266

                    Multiline Retail - 0.0%       171,000   Lotte Shopping Co. (b)(l)                                   3,348,197

                    Textiles, Apparel &           225,000   Cheil Industries, Inc.                                     13,009,968
                    Luxury Goods - 0.1%

                    Tobacco - 0.2%                600,000   KT&G Corp.                                                 44,950,930

                    Wireless                       70,140   SK Telecom Co., Ltd.                                       15,703,699
                    Telecommunication
                    Services - 0.1%

                                                            Total Common Stocks in South Korea                        483,052,526


Spain - 0.5%        Commercial                  1,552,399   Banco Bilbao Vizcaya Argentaria SA                         38,003,528
                    Banks - 0.4%                2,305,594   Banco Santander Central Hispano SA                         43,909,467
                                                                                                                 ----------------
                                                                                                                       81,912,995

                    Diversified                   186,798   Telefonica SA (b)                                          13,118,824
                    Telecommunication
                    Services - 0.1%

                    Transportation                419,999   Cintra Concesiones de Infraestructuras de
                    Infrastructure - 0.0%                   Transporte SA                                               6,384,993

                                                            Total Common Stocks in Spain                              101,416,812


Sweden - 0.2%       Diversified Financial       1,229,604   Investor AB                                                31,804,908
                    Services - 0.2%

                                                            Total Common Stocks in Sweden                              31,804,908


Switzerland - 1.1%  Capital Markets - 0.3%        525,058   Credit Suisse Group                                        34,250,544
                                                  615,951   UBS AG                                                     34,099,845
                                                                                                                 ----------------
                                                                                                                       68,350,389

                    Food Products - 0.4%          187,369   Nestle SA Registered Shares                                71,982,994

                    Insurance - 0.1%              245,676   Swiss Reinsurance Registered Shares                        21,079,609

                    Pharmaceuticals - 0.3%        150,000   Novartis AG (b)                                             8,092,500
                                                  951,631   Novartis AG Registered Shares                              51,330,728
                                                                                                                 ----------------
                                                                                                                       59,423,228

                                                            Total Common Stocks in Switzerland                        220,836,220


Taiwan - 0.8%       Commercial                 14,067,540   Chinatrust Financial Holding Co. (e)                       11,074,406
                    Banks - 0.1%               11,505,560   SinoPac Financial Holdings Co., Ltd.                        5,804,783
                                                9,335,042   Taishin Financial Holdings Co., Ltd. (e)                    4,984,697
                                                                                                                 ----------------
                                                                                                                       21,863,886

                    Construction               25,708,113   Taiwan Cement Corp.                                        30,932,165
                    Materials - 0.1%

                    Diversified Financial      10,405,000   Fubon Financial Holding Co. Ltd.                            9,624,747
                    Services - 0.1%

                    Diversified                 5,027,000   Chunghwa Telecom Co. Ltd.                                   8,648,626
                    Telecommunication           2,244,000   Chunghwa Telecom Co. Ltd. (b)                              37,205,520
                    Services - 0.2%                                                                              ----------------
                                                                                                                       45,854,146

                    Electronic Equipment        8,600,837   Delta Electronics, Inc.                                    33,694,815
                    & Instruments - 0.2%

                    Insurance - 0.1%            7,984,402   Cathay Financial Holding Co., Ltd.                         20,727,202

                                                            Total Common Stocks in Taiwan                             162,696,961


Thailand - 0.6%     Commercial                 12,600,000   Siam Commercial Bank PCL                                   30,590,674
                    Banks - 0.2%

                    Construction                2,500,000   Siam Cement PCL Foreign Shares                             19,972,356
                    Materials - 0.1%

                    Electronic Equipment       10,750,000   Hana Microelectronics PCL                                   8,195,781
                    & Instruments - 0.0%

                    Food Products - 0.0%        3,300,000   Thai Union Frozen Products PCL Foreign Shares               2,351,065

                    Oil, Gas & Consumable       6,250,000   PTT Exploration & Production PCL                           23,686,158
                    Fuels - 0.3%                4,000,000   PTT PCL                                                    37,187,269
                                                                                                                 ----------------
                                                                                                                       60,873,427

                    Transportation              2,250,000   Airports of Thailand PCL                                    4,296,817
                    Infrastructure - 0.0%       4,950,000   Bangkok Expressway PCL Foreign Shares                       3,619,985
                                                                                                                 ----------------
                                                                                                                        7,916,802

                                                            Total Common Stocks in Thailand                           129,900,105


United              Aerospace &                 3,897,989   BAE Systems Plc                                            33,045,500
Kingdom - 2.8%      Defense - 0.2%

                    Beverages - 0.1%              335,000   Diageo Plc (b)                                             27,362,800

                    Commercial                  1,747,499   Barclays Plc                                               24,545,527
                    Banks - 0.3%                1,820,891   HBOS Plc                                                   35,457,931
                                                                                                                 ----------------
                                                                                                                       60,003,458

                    Diversified Financial       5,607,418   Guinness Peat Group Plc                                     8,055,857
                    Services - 0.0%

                    Food Products - 0.4%          789,900   Cadbury Schweppes Plc (b)                                  39,281,727
                                                1,000,000   Premier Foods Plc                                           5,118,110
                                                1,433,759   Unilever Plc                                               44,717,294
                                                                                                                 ----------------
                                                                                                                       89,117,131

                    Insurance - 0.3%            1,555,058   Aviva Plc                                                  21,610,567
                                                2,161,004   Prudential Plc                                             29,718,672
                                                                                                                 ----------------
                                                                                                                       51,329,239

                    Oil, Gas & Consumable         200,000   Royal Dutch Shell Plc (b)                                  15,518,000
                    Fuels - 0.4%                1,693,219   Royal Dutch Shell Plc Class B                              66,954,922
                                                                                                                 ----------------
                                                                                                                       82,472,922

                    Pharmaceuticals - 0.2%      1,706,602   GlaxoSmithKline Plc                                        43,191,153

                    Specialty                   2,825,113   Kesa Electricals Plc                                       18,257,474
                    Retail - 0.1%

                    Tobacco - 0.2%              1,080,593   British American Tobacco Plc                               34,920,397

                    Wireless                   29,118,967   Vodafone Group Plc                                         87,536,630
                    Telecommunication             876,736   Vodafone Group Plc (b)                                     26,608,938
                    Services - 0.6%                                                                              ----------------
                                                                                                                      114,145,568

                                                            Total Common Stocks in the United Kingdom                 561,901,499


United              Aerospace &                     5,300   Boeing Co.                                                    548,179
States - 21.8%      Defense - 0.1%                 89,600   General Dynamics Corp.                                      7,038,976
                                                   13,400   Honeywell International, Inc.                                 770,634
                                                    8,200   L-3 Communications Holdings, Inc.                             799,992
                                                    6,000   Lockheed Martin Corp.                                         590,880
                                                    7,600   Northrop Grumman Corp.                                        578,360
                                                   10,400   Raytheon Co.                                                  575,744
                                                  300,000   Spirit Aerosystems Holdings, Inc. Class A (e)              10,890,000
                                                                                                                 ----------------
                                                                                                                       21,792,765

                    Air Freight &                  52,500   FedEx Corp.                                                 5,813,850
                    Logistics - 0.0%

                    Airlines - 0.0%                17,100   AMR Corp. (e)                                                 422,028
                                                   12,600   Continental Airlines, Inc. Class B (e)                        397,026
                                                                                                                 ----------------
                                                                                                                          819,054

                    Auto Components - 0.0%          7,200   Johnson Controls, Inc.                                        814,680

                    Automobiles - 0.0%            251,100   General Motors Corp.                                        8,135,640

                    Beverages - 0.2%              524,800   The Coca-Cola Co.                                          27,347,328
                                                  381,600   Constellation Brands, Inc. Class A (e)(r)                   8,368,488
                                                   22,400   Pepsi Bottling Group, Inc.                                    749,504
                                                  159,000   PepsiAmericas, Inc.                                         4,399,530
                                                                                                                 ----------------
                                                                                                                       40,864,850

                    Biotechnology - 0.0%          448,500   Senomyx, Inc. (e)(r)                                        4,973,865

                    Building Products - 0.0%       13,200   American Standard Cos., Inc.                                  713,460

                    Capital Markets - 0.5%         12,300   American Capital Strategies Ltd.                              467,031
                                                   10,000   Ameriprise Financial, Inc.                                    602,700
                                                1,077,748   The Bank of New York Mellon Corp.                          45,858,177
                                                    3,300   The Bear Stearns Cos., Inc.                                   400,026
                                                    2,900   The Goldman Sachs Group, Inc.                                 546,186
                                                    6,900   Morgan Stanley                                                440,703
                                                  656,000   Northern Trust Corp.                                       40,973,760
                                                  300,000   State Street Corp.                                         20,109,000
                                                                                                                 ----------------
                                                                                                                      109,397,583

                    Chemicals - 0.1%               17,300   Albemarle Corp.                                               695,979
                                                   23,000   Celanese Corp. Series A                                       862,500
                                                  238,500   E.I. du Pont de Nemours & Co.                              11,145,105
                                                   12,900   Lubrizol Corp.                                                808,314
                                                                                                                 ----------------
                                                                                                                       13,511,898

                    Commercial Banks - 0.1%        62,400   Wachovia Corp.                                              2,945,904
                                                  257,400   Wells Fargo & Co.                                           8,692,398
                                                                                                                 ----------------
                                                                                                                       11,638,302

                    Commercial Services &           9,200   Manpower, Inc.                                                727,260
                    Supplies - 0.0%

                    Communications              6,807,816   3Com Corp. (e)(r)                                          27,231,264
                    Equipment - 1.4%               40,900   Avaya, Inc. (e)                                               676,486
                                                1,335,800   Ciena Corp. (e)                                            48,796,774
                                                2,753,500   Cisco Systems, Inc. (e)                                    79,603,685
                                                2,436,700   Comverse Technology, Inc. (e)                              46,955,209
                                                  702,300   Extreme Networks, Inc. (e)                                  2,851,338
                                                  298,112   JDS Uniphase Corp. (e)                                      4,271,945
                                                1,417,700   Motorola, Inc.                                             24,086,723
                                                  912,700   QUALCOMM, Inc.                                             38,013,955
                                                  250,900   Tellabs, Inc. (e)                                           2,847,715
                                                                                                                 ----------------
                                                                                                                      275,335,094

                    Computers &                   619,000   Apple Computer, Inc. (e)                                   81,559,440
                    Peripherals - 1.0%            572,300   Hewlett-Packard Co.                                        26,342,969
                                                  707,500   International Business Machines Corp.                      78,284,875
                                                   11,300   Lexmark International, Inc. Class A (e)                       446,802
                                                   14,700   NCR Corp. (e)                                                 767,634
                                                4,000,000   Sun Microsystems, Inc. (e)                                 20,400,000
                                                                                                                 ----------------
                                                                                                                      207,801,720

                    Construction &                772,875   Foster Wheeler Ltd. (e)                                    86,863,421
                    Engineering - 0.5%            258,628   KBR, Inc. (e)                                               8,299,373
                                                                                                                 ----------------
                                                                                                                       95,162,794

                    Consumer Finance - 0.0%         3,450   Discover Financial Services (e)                                79,523
                                                  150,000   SLM Corp.                                                   7,375,500
                                                                                                                 ----------------
                                                                                                                        7,455,023

                    Containers &                  572,300   Crown Holdings, Inc. (e)                                   14,055,688
                    Packaging - 0.1%               23,000   Sealed Air Corp.                                              626,750
                                                  601,100   Smurfit-Stone Container Corp. (e)                           7,086,969
                                                   17,700   Sonoco Products Co.                                           649,059
                                                                                                                 ----------------
                                                                                                                       22,418,466

                    Distributors - 0.0%            15,600   Genuine Parts Co.                                             742,248

                    Diversified Financial         500,000   Bank of America Corp.                                      23,710,000
                    Services - 0.7%                 8,800   CIT Group, Inc.                                               362,384
                                                2,163,958   Citigroup, Inc.                                           100,775,524
                                                  200,000   JPMorgan Chase & Co.                                        8,802,000
                                                                                                                 ----------------
                                                                                                                      133,649,908

                    Diversified                 1,251,322   AT&T Inc.                                                  49,001,770
                    Telecommunication              15,700   CenturyTel, Inc.                                              720,159
                    Services - 0.7%                48,600   Citizens Communications Co.                                   701,298
                                                   63,260   Embarq Corp.                                                3,908,835
                                                  662,200   General Communication, Inc. Class A (e)                     7,621,922
                                                   67,300   Qwest Communications International Inc. (e)                   574,069
                                                1,546,800   Verizon Communications, Inc.                               65,924,616
                                                  321,266   Windstream Corp.                                            4,420,620
                                                                                                                 ----------------
                                                                                                                      132,873,289

                    Electric                       12,700   Edison International                                          671,703
                    Utilities - 0.4%              393,900   Exelon Corp.                                               27,632,085
                                                  524,000   Mirant Corp. (e)                                           19,822,920
                                                  574,800   PPL Corp.                                                  27,096,072
                                                                                                                 ----------------
                                                                                                                       75,222,780

                    Electronic Equipment &         20,100   Avnet, Inc. (e)                                               761,388
                    Instruments - 0.1%            314,094   Tyco Electronics Ltd. (e)                                  11,250,847
                                                                                                                 ----------------
                                                                                                                       12,012,235

                    Energy Equipment &            103,000   Baker Hughes, Inc.                                          8,142,150
                    Services - 1.3%               725,000   Complete Production Services, Inc. (e)                     16,812,750
                                                  243,300   ENSCO International, Inc.                                  14,858,331
                                                  420,000   GlobalSantaFe Corp.                                        30,118,200
                                                  721,800   Grant Prideco, Inc. (e)                                    40,492,980
                                                  500,000   Halliburton Co.                                            18,010,000
                                                  450,000   Key Energy Services, Inc. (e)                               6,862,500
                                                  190,900   National Oilwell Varco, Inc. (e)                           22,928,999
                                                  124,900   Noble Corp.                                                12,797,254
                                                  450,000   Schlumberger Ltd.                                          42,624,000
                                                  419,800   Smith International, Inc.                                  25,779,918
                                                  125,000   Transocean, Inc. (e)                                       13,431,250
                                                  190,900   Weatherford International Ltd. (e)                         10,562,497
                                                                                                                 ----------------
                                                                                                                      263,420,829

                    Food & Staples                381,638   CVS/Caremark Corp.                                         13,429,841
                    Retailing - 0.2%               23,600   The Kroger Co.                                                612,656
                                                  194,176   SUPERVALU INC.                                              8,091,314
                                                   18,200   Safeway, Inc.                                                 580,034
                                                  190,800   Wal-Mart Stores, Inc.                                       8,767,260
                                                                                                                 ----------------
                                                                                                                       31,481,105

                    Food Products - 0.2%          548,500   ConAgra Foods, Inc.                                        13,904,475
                                                   13,900   Dean Foods Co.                                                399,903
                                                    9,800   General Mills, Inc.                                           545,076
                                                   16,400   H.J. Heinz Co.                                                717,664
                                                  654,108   Kraft Foods, Inc.                                          21,422,037
                                                  381,600   Sara Lee Corp.                                              6,048,360
                                                   35,400   Tyson Foods, Inc. Class A                                     754,020
                                                                                                                 ----------------
                                                                                                                       43,791,535

                    Gas Utilities - 0.0%           15,000   Oneok, Inc.                                                   761,250

                    Health Care Equipment &        81,000   Bausch & Lomb, Inc.                                         5,178,330
                    Supplies - 0.2%               238,400   Baxter International, Inc.                                 12,539,840
                                                  400,000   Boston Scientific Corp. (e)                                 5,260,000
                                                  314,094   Covidien Ltd. (e)                                          12,862,149
                                                                                                                 ----------------
                                                                                                                       35,840,319

                    Health Care Providers &       301,500   Aetna, Inc.                                                14,493,105
                    Services - 0.7%               200,000   AmerisourceBergen Corp.                                     9,422,000
                                                   14,500   Cigna Corp.                                                   748,780
                                                   11,400   Coventry Health Care, Inc. (e)                                636,234
                                                  100,000   DaVita, Inc. (e)                                            5,294,000
                                                   15,000   Express Scripts, Inc. (e)                                     751,950
                                                   14,800   Health Net, Inc. (e)                                          733,192
                                                  300,000   HealthSouth Corp. (e)(r)                                    4,740,000
                                                  140,100   Humana, Inc. (e)                                            8,979,009
                                                  250,000   Manor Care, Inc.                                           15,837,500
                                                  160,200   McKesson Corp.                                              9,253,152
                                                  260,000   Medco Health Solutions, Inc. (e)                           21,130,200
                                                  364,200   Tenet Healthcare Corp. (e)(r)                               1,886,556
                                                  600,000   UnitedHealth Group, Inc.                                   29,058,000
                                                  320,000   WellPoint, Inc. (e)                                        24,038,400
                                                                                                                 ----------------
                                                                                                                      147,002,078

                    Hotels, Restaurants &         591,700   McDonald's Corp.                                           28,324,679
                    Leisure - 0.4%              1,142,700   Panera Bread Co. Class A (e)                               46,439,328
                                                                                                                 ----------------
                                                                                                                       74,764,007

                    Household                       8,300   Black & Decker Corp.                                          718,531
                    Durables - 0.0%                 8,900   Mohawk Industries, Inc. (e)                                   801,089
                                                                                                                 ----------------
                                                                                                                        1,519,620

                    Household                       7,900   Energizer Holdings, Inc. (e)                                  797,110
                    Products - 0.1%               200,400   The Procter & Gamble Co.                                   12,396,744
                                                                                                                 ----------------
                                                                                                                       13,193,854

                    IT Services - 0.0%             16,500   Accenture Ltd. Class A                                        695,145
                                                   25,200   Electronic Data Systems Corp.                                 680,148
                                                   20,900   Total System Services, Inc.                                   587,917
                                                                                                                 ----------------
                                                                                                                        1,963,210

                    Independent Power             525,600   The AES Corp. (e)                                          10,328,040
                    Producers & Energy              8,300   Constellation Energy Group, Inc.                              695,540
                    Traders - 0.1%                974,188   Dynegy, Inc. Class A (e)                                    8,680,015
                                                   18,400   NRG Energy, Inc. (e)                                          709,320
                                                                                                                 ----------------
                                                                                                                       20,412,915

                    Industrial                  6,099,800   General Electric Co.                                      236,428,248
                    Conglomerates - 1.2%          314,094   Tyco International Ltd.                                    14,853,505
                                                                                                                 ----------------
                                                                                                                      251,281,753

                    Insurance - 2.0%              639,300   ACE Ltd.                                                   36,900,396
                                                    8,500   AMBAC Financial Group, Inc.                                   570,775
                                                  260,900   The Allstate Corp.                                         13,866,835
                                                1,900,000   American International Group, Inc.                        121,942,000
                                                  231,100   Assurant, Inc.                                             11,721,392
                                                   18,400   Axis Capital Holdings Ltd.                                    678,040
                                                   14,900   CNA Financial Corp.                                           618,648
                                                    8,800   Chubb Corp.                                                   443,608
                                                  116,400   Darwin Professional Underwriters, Inc. (e)                  2,465,352
                                                  787,200   Endurance Specialty Holdings Ltd.                          29,441,280
                                                   35,500   Everest Re Group Ltd.                                       3,487,875
                                                   15,800   Genworth Financial, Inc. Class A                              482,216
                                                  178,400   Hartford Financial Services Group, Inc.                    16,389,608
                                                  435,930   IPC Holdings, Ltd.                                         10,815,423
                                                    8,400   Lincoln National Corp.                                        506,688
                                                   13,700   Loews Corp.                                                   649,380
                                                    8,500   MBIA, Inc.                                                    476,850
                                                  227,200   Marsh & McLennan Cos., Inc.                                 6,259,360
                                                  336,400   Platinum Underwriters Holdings Ltd.                        11,168,480
                                                  105,700   Prudential Financial, Inc.                                  9,368,191
                                                  217,200   RenaissanceRe Holdings Ltd.                                12,489,000
                                                  735,400   The Travelers Cos., Inc.                                   37,343,612
                                                  946,271   XL Capital Ltd. Class A                                    73,676,660
                                                                                                                 ----------------
                                                                                                                      401,761,669

                    Internet & Catalog             32,100   Expedia, Inc. (e)                                             854,181
                    Retail - 0.0%                  15,100   IAC/InterActiveCorp (e)                                       433,974
                                                   45,888   Liberty Media Holding Corp. - Interactive (e)                 961,354
                                                                                                                 ----------------
                                                                                                                        2,249,509

                    Internet Software &           500,000   eBay, Inc. (e)                                             16,200,000
                    Services - 0.4%               113,100   Google, Inc. Class A (e)                                   57,681,000
                                                                                                                 ----------------
                                                                                                                       73,881,000

                    Leisure Equipment &            23,900   Hasbro, Inc.                                                  669,678
                    Products - 0.0%                25,900   Mattel, Inc.                                                  593,369
                                                                                                                 ----------------
                                                                                                                        1,263,047

                    Life Sciences Tools &         100,000   Thermo Fisher Scientific, Inc. (e)                          5,221,000
                    Services - 0.1%               250,000   Waters Corp. (e)                                           14,565,000
                                                                                                                 ----------------
                                                                                                                       19,786,000

                    Machinery - 0.0%                6,800   Deere & Co.                                                   818,856
                                                    7,300   Eaton Corp.                                                   709,414
                                                   11,700   ITT Corp.                                                     735,696
                                                    8,200   Parker Hannifin Corp.                                         809,176
                                                    8,800   SPX Corp.                                                     826,056
                                                   10,300   Terex Corp. (e)                                               888,375
                                                                                                                 ----------------
                                                                                                                        4,787,573

                    Marine - 0.0%                 400,000   American Commercial Lines, Inc. (e)(r)                      8,860,000

                    Media - 0.4%                   23,800   CBS Corp. Class B                                             754,936
                                                1,614,800   Comcast Corp. Class A (e)                                  42,420,796
                                                   62,000   Discovery Holding Co. (e)                                   1,470,640
                                                   79,081   Idearc, Inc.                                                2,744,902
                                                      192   Liberty Media Holding Corp. - Capital (e)                      21,974
                                                    8,400   The McGraw-Hill Cos., Inc.                                    508,200
                                                  524,700   Time Warner, Inc.                                          10,105,722
                                                  238,400   Viacom, Inc. Class B (e)                                    9,130,720
                                                  477,000   Virgin Media, Inc.                                         11,848,680
                                                                                                                 ----------------
                                                                                                                       79,006,570

                    Metals & Mining - 0.6%        639,200   Alcoa, Inc.                                                24,417,440
                                                  240,000   Freeport-McMoRan Copper & Gold, Inc. Class B               22,555,200
                                                1,900,000   Newmont Mining Corp.                                       79,325,000
                                                    8,600   Nucor Corp.                                                   431,720
                                                    8,100   United States Steel Corp.                                     796,149
                                                                                                                 ----------------
                                                                                                                      127,525,509

                    Multi-Utilities - 0.0%        457,700   CMS Energy Corp.                                            7,396,432
                                                   32,600   CenterPoint Energy, Inc.                                      537,248
                                                   10,300   Sempra Energy                                                 543,016
                                                                                                                 ----------------
                                                                                                                        8,476,696

                    Multiline Retail - 0.0%        25,000   Big Lots, Inc. (e)                                            646,500
                                                   19,000   Family Dollar Stores, Inc.                                    562,780
                                                   15,900   Macy's, Inc.                                                  573,513
                                                    2,800   Sears Holdings Corp. (e)                                      383,012
                                                                                                                 ----------------
                                                                                                                        2,165,805

                    Office                         31,700   Xerox Corp. (e)                                               553,482
                    Electronics - 0.0%

                    Oil, Gas & Consumable         245,000   Anadarko Petroleum Corp.                                   12,330,850
                    Fuels - 2.7%                  150,000   Apache Corp.                                               12,126,000
                                                  600,000   Chevron Corp.                                              51,156,000
                                                  500,000   ConocoPhillips                                             40,420,000
                                                1,107,130   Consol Energy, Inc.                                        46,111,965
                                                  405,000   Devon Energy Corp.                                         30,217,050
                                                5,250,000   El Paso Corp.                                              87,412,500
                                                1,431,800   Exxon Mobil Corp.                                         121,889,134
                                                  851,400   Foundation Coal Holdings, Inc.                             29,671,290
                                                  217,100   Hess Corp.                                                 13,286,520
                                                  349,800   Marathon Oil Corp.                                         19,308,960
                                                  245,000   Murphy Oil Corp.                                           15,199,800
                                                  381,000   Occidental Petroleum Corp.                                 21,610,320
                                                  660,300   Peabody Energy Corp.                                       27,904,278
                                                  500,000   Rosetta Resources, Inc. (e)(l)                              9,005,000
                                                  175,700   Stone Energy Corp. (e)                                      5,710,250
                                                    9,800   Sunoco, Inc.                                                  653,856
                                                   13,600   Tesoro Corp.                                                  677,280
                                                                                                                 ----------------
                                                                                                                      544,691,053

                    Paper & Forest                477,200   International Paper Co.                                    17,689,804
                    Products - 0.1%

                    Personal                      333,900   Avon Products, Inc.                                        12,023,739
                    Products - 0.1%

                    Pharmaceuticals - 1.5%        274,670   Abbott Laboratories                                        13,923,022
                                                1,001,900   Bristol-Myers Squibb Co.                                   28,463,979
                                                  350,000   Eli Lilly & Co.                                            18,931,500
                                                1,097,100   Johnson & Johnson                                          66,374,550
                                                   37,900   King Pharmaceuticals, Inc. (e)                                644,679
                                                  700,000   Merck & Co., Inc.                                          34,755,000
                                                3,662,200   Pfizer, Inc.                                               86,098,322
                                                  757,200   Schering-Plough Corp.                                      21,610,488
                                                  700,000   Valeant Pharmaceuticals International                      10,983,000
                                                  124,000   Watson Pharmaceuticals, Inc. (e)                            3,772,080
                                                  450,000   Wyeth                                                      21,834,000
                                                                                                                 ----------------
                                                                                                                      307,390,620

                    Real Estate Investment        140,130   Ventas, Inc.                                                4,571,041
                    Trusts (REITs) - 0.0%

                    Road & Rail - 1.1%            687,200   Burlington Northern Santa Fe Corp.                         56,446,608
                                                  367,600   Norfolk Southern Corp.                                     19,769,528
                                                1,263,200   Union Pacific Corp.                                       150,497,648
                                                                                                                 ----------------
                                                                                                                      226,713,784

                    Semiconductors &              739,700   Applied Materials, Inc.                                    16,302,988
                    Semiconductor               1,281,800   Genesis Microchip, Inc. (e)                                11,061,934
                    Equipment - 0.3%              878,800   Intel Corp.                                                20,757,256
                                                   25,400   Intersil Corp. Class A                                        742,950
                                                  206,928   LSI Logic Corp. (e)                                         1,489,882
                                                   23,900   Novellus Systems, Inc. (e)                                    681,628
                                                                                                                 ----------------
                                                                                                                       51,036,638

                    Software - 1.3%                16,700   BMC Software, Inc. (e)                                        479,624
                                                  115,400   Borland Software Corp. (e)                                    612,774
                                                2,480,800   CA, Inc.                                                   62,218,464
                                                   30,500   Cadence Design Systems, Inc. (e)                              652,700
                                                   18,700   McAfee, Inc. (e)                                              670,582
                                                6,045,000   Microsoft Corp.                                           175,244,550
                                                  507,500   Novell, Inc. (e)                                            3,405,325
                                                   27,200   Synopsys, Inc. (e)                                            665,312
                                                2,115,900   TIBCO Software, Inc. (e)                                   17,202,267
                                                                                                                 ----------------
                                                                                                                      261,151,598

                    Specialty Retail - 0.0%         6,100   AutoZone, Inc. (e)                                            773,541
                                                    8,700   The Sherwin-Williams Co.                                      606,303
                                                                                                                 ----------------
                                                                                                                        1,379,844

                    Textiles, Apparel &            48,475   Hanesbrands, Inc. (e)                                       1,503,210
                    Luxury Goods - 0.0%         1,633,481   Unifi, Inc. (e)                                             3,708,002
                                                                                                                 ----------------
                                                                                                                        5,211,212

                    Thrifts & Mortgage             13,900   Countrywide Financial Corp.                                   391,563
                    Finance - 0.1%                375,000   Fannie Mae                                                 22,440,000
                                                  250,000   Fremont General Corp. (r)                                   1,442,500
                                                                                                                 ----------------
                                                                                                                       24,274,063

                    Tobacco - 0.2%                251,200   Alliance One International, Inc. (e)                        2,172,880
                                                  405,200   Altria Group, Inc.                                         26,933,644
                                                    9,300   Loews Corp. - Carolina Group                                  704,847
                                                   13,900   UST, Inc.                                                     744,345
                                                                                                                 ----------------
                                                                                                                       30,555,716

                    Trading Companies &             9,200   WW Grainger, Inc.                                             803,712
                    Distributors - 0.0%

                    Transportation              1,500,000   Macquarie Infrastructure Co. LLC                           59,685,000
                    Infrastructure - 0.3%

                    Wireless                      319,600   Alltel Corp.                                               21,077,620
                    Telecommunication           2,414,100   Sprint Nextel Corp.                                        49,561,473
                    Services - 0.3%                10,100   Telephone & Data Systems, Inc.                                670,640
                                                                                                                 ----------------
                                                                                                                       71,309,733

                                                            Total Common Stocks in the United States                4,416,113,656

                                                            Total Common Stocks
                                                            (Cost - $7,371,627,245) - 53.6%                        10,832,966,700



                                                            Preferred Stocks
United              Insurance - 0.0%               73,300   IPC Holdings, Ltd., 7.25% (a)                               1,750,038
States - 0.3%                                     372,100   MetLife, Inc. Series B, 6.375% (a)                         11,118,348
                                                                                                                 ----------------
                                                                                                                       12,868,386

                    Oil, Gas & Consumable          10,650   El Paso Corp., 4.99% (a)(l)                                14,965,913
                    Fuels - 0.1%

                    Thrifts & Mortgage                385   Fannie Mae Series 2004-1, 5.375% (a)                       37,869,902
                    Finance - 0.2%

                                                            Total Preferred Stocks
                                                            (Cost - $60,110,375) - 0.3%                                65,704,201



                                                            Exchange-Traded Funds
                                                1,359,500   Consumer Staples Select Sector SPDR Fund                   35,782,040
                                                1,360,700   Health Care Select Sector SPDR Fund (r)                    45,746,734
                                                  754,300   iShares Dow Jones US Telecommunications Sector
                                                            Index Fund                                                 25,155,905
                                                   55,700   iShares Dow Jones US Utilities Sector Index Fund            5,150,579
                                                   22,600   iShares MSCI Brazil (Free) Index Fund (r)                   1,428,320
                                                   19,000   iShares MSCI South Korea Index Fund                         1,251,150
                                                  280,000   iShares Silver Trust (e)                                   35,854,000
                                                  180,000   Telecom HOLDRs Trust                                        7,117,200
                                                2,137,600   Utilities Select Sector SPDR Fund                          80,587,520
                                                   23,400   Vanguard Telecommunication Services ETF                     1,895,868

                                                            Total Exchange-Traded Funds
                                                            (Cost - $221,396,446) - 1.2%                              239,969,316



                                               Beneficial
                                                 Interest   Mutual Funds
United              Diversified           USD  22,787,537   Master S&P 500 Index Series of Quantitative Master
States - 0.2%       Financial                               Series LLC (d)(u)                                          46,916,198
                    Services - 0.2%

                                                            Total Mutual Funds in the United States                    46,916,198



                                                   Shares
                                                     Held
Vietnam - 0.2%      Diversified Financial       2,413,470   Vietnam Enterprise Investments Ltd. - R Shares (e)         11,101,962
                    Services - 0.2%               811,000   Vietnam Opportunity Fund Ltd. (e)                           2,534,375
                                               14,680,000   Vinaland Ltd. (e)                                          20,625,400

                                                            Total Mutual Funds in Vietnam                              34,261,737

                                                            Total Mutual Funds (Cost - $51,906,397) - 0.4%             81,177,935



                                             Warrants (m)
Canada - 0.0%       Metals &                    1,750,000   Peak Gold Ltd. (expires 4/03/2012)                            434,711
                    Mining - 0.0%

                                                            Total Warrants in Canada                                      434,711


United              Diversified                    10,894   AboveNet, Inc. (expires 9/08/2008)                            348,608
States - 0.0%       Telecommunication              12,816   AboveNet, Inc. (expires 9/08/2010)                            384,480
                    Services - 0.0%                                                                              ----------------
                                                                                                                          733,088

                    Paper & Forest                 22,750   Mandra Forestry Finance Ltd. (expires 5/15/2013) (m)                0
                    Products - 0.0%

                                                            Total Warrants in the United States                           733,088

                                                            Total Warrants (Cost - $3,302,676) - 0.0%                   1,167,799



                                                            Rights
Brazil - 0.0%       Water Utilities - 0.0%          6,201   Companhia de Saneamento de Minas Gerais (s)                         0

                                                            Total Rights in Brazil                                              0


South Korea - 0.0%  Insurance - 0.0%              504,666   Meritz Fire & Marine Insurance Co. Ltd. (k)                 2,283,830

                                                            Total Rights in South Korea                                 2,283,830

                                                            Total Rights (Cost - $0) - 0.0%                             2,283,830



                                                     Face
Country/Region      Industry                       Amount   Fixed Income Securities

                                                            Corporate Bonds
Brazil - 0.2%       Commercial         USD      5,500,000   Banco Nacional de Desenvolvimento Economico e Social,
                    Banks - 0.0%                            5.84% due 6/16/2008 (c)                                     5,464,250

                    Diversified        BRL     19,000,000   Brazil Notas do Tesouro Nacional Series F, 10%
                    Financial                               due 1/01/2012                                              10,131,083
                    Services - 0.1%            19,204,000   Brazil Notas do Tesouro Nacional Series F, 10%
                                                            due 1/01/2017                                               9,319,595
                                                                                                                 ----------------
                                                                                                                       19,450,678

                    Food               USD      7,050,000   Cosan Finance Ltd., 7% due 2/01/2017 (l)                    6,468,375
                    Products - 0.1%            11,000,000   Cosan SA Industria e Comercio, 9% due 11/01/2009 (l)       11,412,500
                                                                                                                 ----------------
                                                                                                                       17,880,875

                                                            Total Corporate Bonds in Brazil                            42,795,803


Canada - 0.0%       Wireless           CAD      6,250,000   Rogers Wireless Communications, Inc., 7.625%
                    Telecommunication                       due 12/15/2011                                              6,304,778
                    Services - 0.0%

                                                            Total Corporate Bonds in Canada                             6,304,778


Chile - 0.2%        Electric           USD     49,287,690   Empresa Electrical del Norte Grande SA, 6%
                    Utilities - 0.2%                        due 11/05/2017 (h)(v)                                      47,809,059

                                                            Total Corporate Bonds in Chile                             47,809,059


China - 0.2%        Automobiles - 0.1%          8,160,000   Brilliance China Finance Ltd., 0% due 6/07/2011 (a)(t)     10,098,000

                    Food Products - 0.1%       14,410,000   Chaoda Modern Agriculture Holdings Ltd., 7.75%
                                                            due 2/08/2010                                              13,617,450
                                       HKD     89,040,000   Chaoda Modern Agriculture Holdings Ltd., 0%
                                                            due 5/08/2011 (a)(t)                                       13,723,710
                                                                                                                 ----------------
                                                                                                                       27,341,160

                                                            Total Corporate Bonds in China                             37,439,160


Europe - 0.6%       Commercial         BRL     27,500,000   European Investment Bank, 0% due 5/01/2008 (t)             13,326,760
                    Banks - 0.6%              104,363,970   European Investment Bank, 0% due 9/12/2008 (l)(t)          49,832,757
                                              127,600,000   European Investment Bank, 0% due 9/21/2010 (l)(t)          50,084,812

                                                            Total Corporate Bonds in Europe                           113,244,329


France - 0.4%       Commercial         EUR     64,650,000   ERAP, 3.375% due 4/25/2008                                 87,804,095
                    Banks - 0.4%

                                                            Total Corporate Bonds in France                            87,804,095


Germany - 0.8%      Commercial         GBP     11,550,000   KfW - Kreditanstalt fuer Wiederaufbau, 5.375%
                    Banks - 0.8%                            due 12/07/2007                                             23,395,799
                                               13,050,000   KfW - Kreditanstalt fuer Wiederaufbau, 4.50%
                                                            due 12/07/2008                                             25,937,147
                                       EUR     38,750,000   KfW - Kreditanstalt fuer Wiederaufbau, 4.25%
                                                            due 7/04/2014                                              52,241,432
                                       JPY  5,800,000,000   Norddeutsche Landesbank Girozentrale, 0.45%
                                                            due 1/19/2009                                              48,603,819

                                                            Total Corporate Bonds in Germany                          150,178,197


Hong Kong - 0.1%    Industrial         USD     15,000,000   Hutchison Whampoa International 03/33 Ltd.,
                    Conglomerates - 0.1%                    5.45% due 11/24/2010                                       15,007,080

                    Real Estate Management      7,500,000   Hongkong Land CB 2005 Ltd., 2.75% due 12/21/2012 (a)        9,009,375
                    & Development - 0.0%

                                                            Total Corporate Bonds in Hong Kong                         24,016,455


India - 0.8%        Automobiles - 0.1%         23,750,000   Tata Motors Ltd., 1% due 4/27/2011 (a)                     28,132,113

                    Beverages - 0.0%            1,750,000   McDowell & Co., 2% due 3/30/2011 (a)                        3,202,500

                    Metals & Mining - 0.1%     10,100,000   Gujarat NRE Coke Ltd., 0% due 4/12/2011 (a)(t)             11,211,000

                    Thrifts & Mortgage         17,700,000   Housing Development Finance Corp., 0%
                    Finance - 0.1%                          due 9/27/2010 (a)(t)                                       27,811,125

                    Transportation             16,300,000   Punj Lloyd Ltd., 0% due 4/08/2011 (a)(t)                   19,315,500
                    Infrastructure - 0.1%

                    Wireless                   13,825,000   Reliance Communications Ltd., 0% due
                    Telecommunication                       5/10/2011 (a)(t)                                           18,732,875
                    Services - 0.4%            46,000,000   Reliance Communications Ltd., 0% due
                                                            3/01/2012 (a)(t)                                           51,232,500
                                                                                                                 ----------------
                                                                                                                       69,965,375

                                                            Total Corporate Bonds in India                            159,637,613


Japan - 0.4%        Commercial        JPY   1,783,000,000   The Bank of Kyoto Ltd. Series 1, 1.90%
                    Banks - 0.2%                            due 9/30/2009 (a)                                          38,056,127
                                              379,000,000   The Mie Bank Ltd., 1% due 10/31/2011 (a)                    3,871,101
                                                                                                                 ----------------
                                                                                                                       41,927,228

                    Insurance - 0.2%        2,450,000,000   ASIF II, 1.20% due 3/20/2008                               20,697,635
                                              735,000,000   ASIF III Jersey Ltd., 0.95% due 7/15/2009                   6,170,209
                                                                                                                 ----------------
                                                                                                                       26,867,844

                                                            Total Corporate Bonds in Japan                             68,795,072


Malaysia - 0.8%     Diversified        USD     18,700,000   Feringghi Capital Ltd., 0% due 12/22/2009 (a)(t)           21,131,000
                    Financial          MYR     43,000,000   Johor Corp., 1% due 7/31/2009 (h)                          14,688,088
                    Services - 0.2%                                                                              ----------------
                                                                                                                       35,819,088

                    Diversified        USD     62,500,000   Rafflesia Capital Ltd., 1.25% due 10/04/2011 (a)           70,390,625
                    Telecommunication
                    Services - 0.3%

                    Hotels,            MYR     37,700,000   Berjaya Land Bhd, 8% due 8/15/2011 (a)                     11,677,230
                    Restaurants &              12,620,000   Resorts World Bhd, 0% due 9/19/2008 (a)(t)                  5,406,745
                    Leisure - 0.1%                                                                               ----------------
                                                                                                                       17,083,975

                    Multi-             USD     34,700,000   YTL Power Finance Cayman Ltd., 0%
                    Utilities - 0.2%                        due 5/09/2010 (a)(t)                                       40,338,750

                                                            Total Corporate Bonds in Malaysia                         163,632,438


Netherlands - 0.0%  Semiconductors &            1,500,000   ASM International NV, 4.25% due 12/06/2011 (a)              2,143,680
                    Semiconductor               4,235,000   ASM International NV, 4.25% due 12/06/2011 (a)(l)           5,891,944
                    Equipment - 0.0%

                                                            Total Corporate Bonds in the Netherlands                    8,035,624


Singapore - 0.2%    Commercial         SGD      7,250,000   Somerset Global, 0% due 1/12/2009 (a)(t)                    6,062,793
                    Banks - 0.0%

                    Real Estate Management     26,500,000   CapitaLand Ltd., 2.10% due 11/15/2016 (a)                  21,307,053
                    & Development - 0.2%       22,000,000   Keppel Land Ltd., 2.50% due 6/23/2013 (a)                  20,655,847
                                                                                                                 ----------------
                                                                                                                       41,962,900

                                                            Total Corporate Bonds in Singapore                         48,025,693


South Korea - 0.1%  Wireless           USD        250,000   LG Telecom Ltd., 8.25% due 7/15/2009                          262,296
                    Telecommunication          15,750,000   LG Telecom Ltd., 8.25% due 7/15/2009 (l)                   16,537,500
                    Services - 0.1%

                                                            Total Corporate Bonds in South Korea                       16,799,796


Sweden - 0.1%       Diversified        TRY     31,600,790   Svensk Exportkredit AB, 10.50% due 9/29/2015               20,433,668
                    Financial
                    Services - 0.1%

                                                            Total Corporate Bonds in Sweden                            20,433,668


Taiwan - 0.0%       Insurance - 0.0%   USD      1,000,000   Shin Kong Financial Holding Co. Ltd., 0%
                                                            due 6/17/2009 (a)(t)                                        1,371,250

                                                            Total Corporate Bonds in Taiwan                             1,371,250


United Arab         Real Estate Management     42,900,000   Aldar Funding Ltd., 5.767% due 11/10/2011 (a)              50,622,000
Emirates - 0.3%     & Development - 0.3%

                                                            Total Corporate Bonds in the United Arab Emirates          50,622,000


United              Airlines - 0.0%             4,941,985   Northwest Airlines, Inc. Series 1999-3-B, 9.485%
States - 1.1%                                               due 10/01/2016 (f)(w)                                         741,298

                    Biotechnology - 0.0%        3,270,000   Cell Genesys, Inc., 3.125% due 11/01/2011 (a)               2,571,038
                                                3,520,000   Nabi Biopharmaceuticals, 2.875% due 4/15/2025 (a)           3,009,600
                                                                                                                 ----------------
                                                                                                                        5,580,638

                    Commercial Banks - 0.2%    12,100,000   Preferred Term Securities XXIV, Ltd., 5.965%
                                                            due 3/22/2037 (c)(l)                                       11,555,500
                                                9,550,000   Preferred Term Securities XXV, Ltd., 5.758%
                                                            due 6/22/2037 (c)                                           9,215,750
                                                9,900,000   Preferred Term Securities XXVI, Ltd., 6.191%
                                                            due 9/22/2037 (c)                                           9,875,250
                                                                                                                 ----------------
                                                                                                                       30,646,500

                    Consumer Finance - 0.0%       170,000   HSBC Finance Corp., 6.40% due 6/17/2008                       171,445

                    Containers &                5,904,000   Crown Cork & Seal Co., Inc., 7.50% due 12/15/2096           4,723,200
                    Packaging - 0.0%

                    Diversified                   120,000   American Honda Finance Corp., 3.85% due 11/06/2008            117,742
                    Financial          JPY  6,640,000,000   General Electric Capital Corp., 0.801%
                    Services - 0.3%                         due 1/15/2010 (c)                                          56,053,729
                                       USD      2,480,000   Triad Acquisition Corp. Series B, 11.125%
                                                            due 5/01/2013                                               2,331,200
                                                                                                                 ----------------
                                                                                                                       58,502,671

                    Food Products - 0.2%       24,950,000   IOI Capital Bhd Series IOI, 0% due 12/18/2011 (a)(t)       29,191,500

                    Health Care Providers      10,000,000   Tenet Healthcare Corp., 9.25% due 2/01/2015                 8,550,000
                    & Services - 0.0%

                    Hotels, Restaurants &       4,790,000   Uno Restaurant Corp., 10% due 2/15/2011 (l)                 3,927,800
                    Leisure - 0.0%

                    Independent Power  GBP      3,393,000   The AES Corp., 8.375% due 3/01/2011                         6,960,495
                    Producers &        USD      7,230,000   Calpine Corp., 8.75% due 7/15/2013 (f)(l)                   7,699,950
                    Energy                        283,000   Calpine Generating Company LLC, 9.07%
                    Traders - 0.1%                          due 4/01/2009 (f)(l)                                           13,089
                                                3,026,952   Calpine Generating Company LLC, 11.07%
                                                            due 4/01/2010 (f)(l)(w)                                       832,412
                                                                                                                 ----------------
                                                                                                                       15,505,946

                    Insurance - 0.0%   USD        170,000   AIG SunAmerica Global Financing VII, 5.85%
                                                            due 8/01/2008                                                 170,633
                                                4,945,000   Fortis Insurance NV, 7.75% due 1/26/2008 (a)(l)             6,336,029
                                                                                                                 ----------------
                                                                                                                        6,506,662

                    Oil, Gas & Consumable       6,425,000   McMoRan Exploration Co., 5.25% due 10/06/2011 (a)           7,220,094
                    Fuels - 0.1%               11,275,000   McMoRan Exploration Co., 5.25% due 10/06/2011 (a)(l)       12,670,281
                                                                                                                 ----------------
                                                                                                                       19,890,375

                    Paper & Forest             22,750,000   Mandra Forestry, 12% due 5/15/2013 (l)(v)                  22,351,875
                    Products - 0.1%

                    Wireless                   14,325,000   Nextel Communications, Inc., 5.25% due 1/15/2010 (a)       14,181,750
                    Telecommunication
                    Services - 0.1%

                                                            Total Corporate Bonds in the United States                220,471,660

                                                            Total Corporate Bonds (Cost - $1,124,294,022) - 6.3%    1,267,416,690



                                                            Asset-Backed Securities**
                                                8,000,000   Latitude CLO Ltd. Series 2005-1I Class SUB, 0%
                                                            due 12/15/2017 (l)                                          7,120,000

                                                            Total Asset-Backed Securities
                                                            (Cost - $7,658,655) - 0.0%                                  7,120,000



                                                            Floating Rate Loan Interests (o)
United              Textiles, Apparel &         7,995,080   Galey & Lord, Inc. Term Loan, 10.17% due
States - 0.0%       Luxury Goods - 0.0%                     7/31/2009 (f)                                                       1


                                                            Total Floating Rate Loan Interests
                                                            (Cost - $5,296,143) - 0.0%                                          1



                                                            Foreign Government Obligations
                                       EUR    176,500,000   Bundesrepublik Deutschland, 4% due 7/04/2016              235,744,654
                                               55,800,000   Bundesrepublik Deutschland, 4.25% due 7/04/2017            75,743,894
                                               23,500,000   Caisse d'Amortissement de la Dette Social, 4%
                                                            due 10/25/2014                                             31,135,064
                                       CAD        350,000   Canadian Government Bond, 4.25% due 9/01/2008                 326,417
                                               38,600,000   Canadian Government Bond, 4% due 9/01/2010                 35,542,177
                                                  521,000   Canadian Government Bond, 5.25% due 6/01/2013                 505,001
                                                  175,000   Canadian Government Bond Series WL43, 5.75%
                                                            due 6/01/2029                                                 191,823
                                      ISK   1,316,000,000   Iceland Rikisbref, 7.25% due 5/17/2013                     19,337,121
                                       MYR    198,500,000   Malaysia Government Bond, 3.756% due 4/28/2011             57,986,881
                                               62,000,000   Malaysia Government Bond Series 3/06, 3.869%
                                                            due 4/13/2010                                              18,129,019
                                              161,250,000   Malaysia Government Bond Series 386X, 8.60%
                                                            due 12/01/2007                                             47,460,200
                                       EUR     24,000,000   Netherlands Government Bond, 3.75% due 7/15/2014           31,610,677
                                       NZD     21,250,000   New Zealand Government Bond Series 216, 4.50%
                                                            due 2/14/2016                                              21,562,050
                                       PLN    127,250,000   Poland Government Bond, 3% due 8/24/2016                   46,248,106
                                       SEK    466,000,000   Sweden Government Bond Series 3101, 4%
                                                            due 12/01/2008                                             84,155,123
                                       EUR     64,650,000   Unedic, 3.50% due 9/18/2008                                87,554,662
                                       GBP        260,000   United Kingdom Gilt, 7.25% due 12/07/2007                     530,440
                                               26,900,000   United Kingdom Gilt, 4.25% due 3/07/2011                   52,461,939
                                                   85,000   United Kingdom Gilt, 8% due 6/07/2021                         221,754

                                                            Total Foreign Government Obligations
                                                            (Cost - $795,760,181) - 4.2%                              846,447,002



                                                            U.S. Government & Agency Obligations
United States - 19.4%                  USD      1,500,000   Fannie Mae, 5.40% due 2/01/2008                             1,500,608
                                              285,202,417   U.S. Treasury Inflation Indexed Bonds, 0.875%
                                                            due 4/15/2010                                             271,722,040
                                              570,609,282   U.S. Treasury Inflation Indexed Bonds, 2.375%
                                                            due 4/15/2011 (r)                                         567,221,005
                                              230,636,513   U.S. Treasury Inflation Indexed Bonds, 1.875%
                                                            due 7/15/2015 (n)(r)                                      221,050,798
                                              585,354,176   U.S. Treasury Inflation Indexed Bonds, 2% due
                                                            1/15/2016                                                 564,135,087
                                              406,137,750   U.S. Treasury Inflation Indexed Bonds, 2.50%
                                                            due 7/15/2016 (r)                                         407,851,245
                                               97,941,200   U.S. Treasury Inflation Indexed Bonds, 2.375%
                                                            due 1/15/2017 (r)                                          96,166,016
                                               40,039,200   U.S. Treasury Inflation Indexed Bonds, 2.625%
                                                            due 7/15/2017                                              40,680,468
                                              111,859,160   U.S. Treasury Inflation Indexed Bonds, 2.375%
                                                            due 1/15/2027 (r)                                         110,740,568
                                               34,750,000   U.S. Treasury Notes, 4.375% due 12/31/2007 (r)             34,663,125
                                               34,000,000   U.S. Treasury Notes, 4.875% due 4/30/2008 (r)              33,989,392
                                               23,250,000   U.S. Treasury Notes, 4% due 6/15/2009 (r)                  23,013,873
                                              276,000,000   U.S. Treasury Notes, 4.875% due 5/31/2011 (r)             278,803,056
                                              309,900,000   U.S. Treasury Notes, 4.625% due 2/29/2012 (r)             310,239,031
                                               32,000,000   U.S. Treasury Notes, 4% due 11/15/2012 (r)                 31,132,512
                                              178,500,000   U.S. Treasury Notes, 4.25% due 11/15/2014 (r)             173,340,279
                                              133,250,000   U.S. Treasury Notes, 4.50% due 11/15/2015 (r)             130,793,137
                                              140,000,000   U.S. Treasury Notes, 5.125% due 5/15/2016 (r)             143,325,000
                                              100,000,000   U.S. Treasury Notes, 4.875% due 8/15/2016 (r)             100,609,400
                                              146,000,000   U.S. Treasury Notes, 4.625% due 11/15/2016 (r)            144,220,552
                                              204,658,000   U.S. Treasury Notes, 4.625% due 2/15/2017 (r)             202,019,754
                                               30,000,000   U.S. Treasury Notes, 4.50% due 5/15/2017 (r)               29,360,160

                                                            Total U.S. Government & Agency Obligations
                                                            (Cost - $3,860,874,757) - 19.4%                         3,916,577,106



                                                            Structured Notes
Brazil - 0.9%                          BRL    283,523,928   JPMorgan Chase & Co. (NTN - B Linked Notes),
                                                            6% due 8/15/2010 (p)                                      147,421,195
                                               59,366,894   JPMorgan Chase & Co. (NTN - B Linked Notes),
                                                            6% due 8/17/2010 (p)                                       30,864,066

                                                            Total Structured Notes in Brazil                          178,285,261


Europe - 0.8%                          USD     78,300,000   Goldman Sachs & Co. (Dow Jones EURO STOXX 50 (R)
                                                            Index Linked Notes), due 6/20/2008 (e)(p)                  84,908,912
                                               78,300,000   JPMorgan Chase & Co. (Dow Jones EURO STOXX 50 (R)
                                                            Index Linked Notes), due 6/17/2008 (e)(p)                  84,571,830

                                                            Total Structured Notes in Europe                          169,480,742


Germany - 0.4%                                 65,600,000   Goldman Sachs & Co. (DAX Linked Notes),
                                                            due 10/19/2007 (e)(p)                                      79,544,723

                                                            Total Structured Notes in Germany                          79,544,723


Japan - 0.7%                                  146,000,000   Goldman Sachs & Co. (TOPIX (R) Index Linked Notes),
                                                            due 1/28/2008 (q)                                         135,960,164

                                                            Total Structured Notes in Japan                           135,960,164


Taiwan - 0.2%                                  43,500,000   UBS AG (Total Return TWD Linked Notes),
                                                            due 12/01/2010 (l)(p)                                      43,956,750

                                                            Total Structured Notes in Taiwan                           43,956,750


United States - 1.9%                          267,521,000   Morgan Stanley (Bear Market PLUS S&P 500 Index Linked
                                                            Notes), Series F, due 7/07/2008 (q)                       269,875,383
                                               15,700,000   UBS AG (Gold Linked Notes), due 4/23/2008 (p)              17,552,448
                                               16,120,000   UBS AG (Gold Linked Notes), due 4/28/2008 (p)              18,276,003
                                               15,880,000   UBS AG (Gold Linked Notes), due 5/27/2008 (p)              16,972,211
                                               16,760,000   UBS AG (Gold Linked Notes), due 6/18/2008 (p)              17,649,272
                                               17,200,000   UBS AG (Gold Linked Notes), due 6/19/2008 (p)              18,149,934
                                               17,250,000   UBS AG (Gold Linked Notes), due 7/09/2008 (p)              18,148,051
                                               17,300,000   UBS AG (Gold Linked Notes), due 7/11/2008 (p)              18,981,946

                                                            Total Structured Notes in the United States               395,605,248

                                                            Total Structured Notes (Cost - $941,873,493) - 4.9%     1,002,832,888

                                                            Total Fixed Income Securities
                                                            (Cost - $6,735,757,251) - 34.8%                         7,040,393,687



                                               Beneficial
                    Industry                     Interest   Other Interests (g)
United              Diversified        USD     19,750,000   AboveNet, Inc. (Litigation Trust Certificates)                      0
States - 0.0%       Telecommunication
                    Services - 0.0%

                                                            Total Other Interests (Cost - $0) - 0.0%                            0



                                                     Face
                                                   Amount   Short-Term Securities
Canada - 0.2%       Foreign            CAD     52,200,000   Canada Treasury Bill, 0% due 3/20/2008                     47,498,673
                    Commercial
                    Paper - 0.2%

                                                            Total Short-Term Securities in Canada                      47,498,673


Iceland - 0.1%      Time               ISK    708,115,987   ISK Time Deposit, 13.70% due 8/31/2007                     11,577,144
                    Deposits - 0.1%

                                                            Total Short-Term Securities in Iceland                     11,577,144


Singapore - 0.3%    Time               SGD     74,921,930   SGD Time Deposit, 2.46% due 9/14/2007                      49,430,580
                    Deposits - 0.3%

                                                            Total Short-Term Securities in Singapore                   49,430,580



                                       Beneficial
                                       Interest
United States - 20.3%                  USD  1,686,238,682   BlackRock Liquidity Series, LLC Cash Sweep
                                                            Series, 5.33% (d)(i)                                    1,686,238,682
                                            2,423,438,800   BlackRock Liquidity Series, LLC Money Market
                                                            Series, 5.37% (d)(i)(j)                                 2,423,438,800

                                                            Total Short-Term Securities in the United States        4,109,677,482

                                                            Total Short-Term Securities
                                                            (Cost - $4,214,999,812) - 20.9%                         4,218,183,879



                                                Number of
                                                Contracts   Options Purchased
Call Options Purchased - 0.0%                      10,000   The Gap, Inc., expiring January 2008 at USD 22.5              200,000
                                                   10,000   Newmont Mining Corp., expiring January 2008 at USD 55         800,000
                                                                                                                 ----------------
                                                                                                                        1,000,000

Put Options Purchased - 0.6%                       16,743   Bank of America Corp., expiring November 2007 at
                                                            USD 45                                                      2,762,595
                                                    8,600   Bed Bath & Beyond, Inc., expiring November 2007
                                                            at USD 35                                                   1,806,000
                                                    5,000   Black & Decker Corp., expiring August 2007 at USD 75          150,000
                                                   40,000   iShares Russell 2000 Index Fund, expiring
                                                            September 2007 at USD 75                                    8,960,000
                                                   60,000   iShares Russell 2000 Index Fund, expiring
                                                            September 2007 at USD 78                                   22,500,000
                                                   50,000   iShares Russell 2000 Index Fund, expiring
                                                            September 2007 at USD 80                                   23,750,000
                                                  110,000   iShares Russell 2000 Index Fund, expiring
                                                            November 2007 at USD 80                                    50,930,000
                                                   10,000   JB Hunt Transport Services, Inc., expiring
                                                            August 2007 at USD 22.5                                        50,000
                                                   10,000   Leggett & Platt, Inc., expiring September 2007
                                                            at USD 22.5                                                 2,000,000
                                                   14,707   Masco Corp., expiring October 2007 at USD 25                1,029,490
                                                   10,000   Royal Caribbean Cruises Ltd., expiring September
                                                            2007 at USD 35                                                600,000
                                                    5,000   The Sherwin-Williams Co., expiring September 2007
                                                            at USD 60                                                     220,000
                                                    2,839   Washington Mutual, Inc., expiring October 2007
                                                            at USD 40                                                     953,904
                                                    5,000   Washington Mutual, Inc., expiring October 2007
                                                            at USD 42.5                                                 2,650,000
                                                    5,000   Whirlpool Corp., expiring September 2007 at USD 75            150,000
                                                   10,000   Williams-Sonoma, Inc., expiring August 2007 at
                                                            USD 32.5                                                    1,900,000
                                                    8,750   Williams-Sonoma, Inc., expiring November 2007
                                                            at USD 30                                                   1,925,000
                                                   57,725   Yen Call 2/8/95 64.75, expiring February 2008
                                                            at USD 106.9                                                  348,774
                                                                                                                 ----------------
                                                                                                                      122,685,763

                                                            Total Options Purchased
                                                            (Premiums Paid - $94,603,065) - 0.6%                      123,685,763

                                                            Total Investments
                                                            (Cost - $18,753,703,267) - 111.8%                      22,605,533,110



                                                            Options Written
Call Options Written - (0.5%)                      30,740   3Com Corp., expiring January 2008 at USD 5                  (768,500)
                                                    6,190   Apple Computer, Inc., expiring January 2008 at USD 85    (31,816,600)
                                                      810   Bausch & Lomb, Inc., expiring January 2008 at USD 45      (1,676,700)
                                                    1,205   Burlington Northern Santa Fe Corp., expiring
                                                            January 2008 at USD 90                                      (590,450)
                                                    3,045   Burlington Northern Santa Fe Corp., expiring
                                                            January 2008 at USD 95                                    (1,004,850)
                                                    3,150   Ciena Corp., expiring January 2008 at USD 30              (3,024,000)
                                                   10,208   Ciena Corp., expiring January 2008 at USD 40              (3,674,880)
                                                   23,833   Comverse Technology, Inc., expiring January 2008
                                                            at USD 17.5                                               (8,341,550)
                                                      430   Comverse Technology, Inc., expiring January 2008
                                                            at USD 20                                                    (77,400)
                                                    2,500   eBay, Inc., expiring January 2008 at USD 20               (3,350,000)
                                                    2,500   eBay, Inc., expiring January 2008 at USD 25               (2,200,000)
                                                    5,193   El Paso Corp., expiring January 2008 at USD 15            (1,454,040)
                                                    3,939   Exelon Corp., expiring January 2008 at USD 75             (2,048,280)
                                                    1,551   Foster Wheeler Ltd., expiring January 2008 at USD 130     (1,349,370)
                                                    2,600   Foundation Coal Holdings, Inc., expiring
                                                            September 2007 at USD 30                                  (1,404,000)
                                                    6,000   Genesis Microchip, Inc., expiring September 2007
                                                            at USD 7.5                                                  (960,000)
                                                    5,553   Motorola, Inc., expiring January 2008 at USD 17.5           (666,360)
                                                    6,536   Motorola, Inc., expiring January 2008 at USD 20             (326,800)
                                                    3,676   Norfolk Southern Corp., expiring January 2008 at
                                                            USD 50                                                    (2,609,960)
                                                    7,403   Nortel Networks Corp., expiring January 2008 at
                                                            USD 22.5                                                  (1,702,690)
                                                    2,996   Novell, Inc., expiring January 2008 at USD 7.5              (134,820)
                                                    2,768   Panera Bread Co. Class A, expiring January 2008
                                                            at USD 50                                                   (429,040)
                                                    4,994   Panera Bread Co. Class A, expiring January 2008
                                                            at USD 55                                                   (324,610)
                                                    3,665   Panera Bread Co. Class A, expiring January 2008
                                                            at USD 60                                                   (109,950)
                                                    4,301   Peabody Energy Corp., expiring January 2008 at
                                                            USD 40                                                    (2,709,630)
                                                    4,000   Petroleo Brasileiro SA, expiring January 2008 at
                                                            USD 52.5                                                  (6,120,000)
                                                    3,000   Petroleo Brasileiro SA, expiring January 2008 at
                                                            USD 55                                                    (4,020,000)
                                                    9,127   QUALCOMM, Inc., expiring January 2008 at USD 40           (4,837,310)
                                                    2,250   Smith International, Inc., expiring January 2008
                                                            at USD 40                                                 (5,107,500)
                                                    3,866   Sprint Nextel Corp., expiring January 2008 at USD 20        (889,180)
                                                    7,873   Sprint Nextel Corp., expiring January 2008 at USD 22.5    (1,023,490)
                                                    2,441   Suncor Energy, Inc., expiring January 2008 at USD 75      (4,950,348)
                                                    9,659   TIBCO Software, Inc., expiring January 2008 at USD 10       (338,065)
                                                    7,000   Valeant Pharmaceuticals International, expiring
                                                            January 2009 at USD 15                                    (2,450,000)

                                                            Total Options Written
                                                            (Premiums Received - $79,903,675) - (0.5%)              (102,490,373)

                                                            Total Investments, Net of Options Written
                                                            (Cost - $18,673,799,592*) - 111.3%                     22,503,042,737
                                                            Liabilities in Excess of Other Assets - (11.3%)       (2,282,968,082)
                                                                                                                 ----------------
                                                            Net Assets - 100.0%                                  $ 20,220,074,655
                                                                                                                 ================


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of July 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $      18,741,018,757
                                              =====================
    Gross unrealized appreciation             $       4,054,028,232
    Gross unrealized depreciation                     (292,004,252)
                                              ---------------------
    Net unrealized appreciation               $       3,762,023,980
                                              =====================

** Asset-Backed Securities are subject to principal paydowns. As a result of the prepayments of the underlying instruments, the average life may be substantially less than the original maturity.

(a) Convertible security.

(b) Depositary receipts.

(c) Floating rate security.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                                Sales       Realized        Interest
    Affiliate                              Purchase Cost         Cost         Gain           Income
    BlackRock Liquidity Series, LLC
    Cash Sweep Series                   $ 1,191,081,013*          -            -         $ 45,483,174
    BlackRock Liquidity Series, LLC
    Money Market Series                 $ 1,018,057,310*          -            -         $  2,487,825
    Master S&P 500 Index Series of
    Quantitative Master Series LLC                     -          -            -                    -

       * Represents net purchase cost.


(e) Non-income producing security.

(f) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(g) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(h) Represents a step bond.

(i) Represents the current yield as of July 31, 2007.

(j) Security was purchased with the cash proceeds from securities loans.

(k) The rights may be exercised until August 21, 2007.

(l) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(m) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(n) All or a portion of security held as collateral in connection with open financial futures contracts.

(o) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally
    (i) the lending rate offered by one or more European banks, such as LIBOR
    (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.

(p) Security represents an index linked note. The value of the instrument is derived from the price fluctuations in the underlying index.

(q) Security represents an index linked note. The value of the instrument is inversely derived from the price fluctuations in the underlying index.

(r) Security, or a portion of security, is on loan.

(s) The rights may be exercised until August 28, 2007.

(t) Represents a zero coupon bond.

(u) Represents 1.3% percent of ownership in Master S&P 500 Index Series of
    Quantitative Master Series LLC.

(v) Issued with warrants.

(w) Subject to principal paydowns.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Forward foreign exchange contracts purchased as of July 31, 2007 were as follows:

                                                                   Unrealized
                                                                  Appreciation
    Foreign Currency Purchased            Settlement Date        (Depreciation)

    CHF        185,218,697                  August 2007          $   (556,355)
    EUR        826,855,574                  August 2007            (2,139,379)
    IDR    191,636,000,000                  August 2007                612,333
    INR        394,725,000                 December 2007               217,703
    INR        422,144,000                   April 2008                624,146
    JPY     76,868,115,980                  August 2007             14,969,793
    VND    407,239,045,000                    May 2008               (157,500)
                                                                 -------------
    Total Unrealized Appreciation on Forward Foreign Exchange
    Contracts - Net (USD Commitment - $1,989,135,231)            $  13,570,741
                                                                 =============


  o Forward foreign exchange contracts sold as of July 31, 2007 were as follows:

                                                                   Unrealized
    Foreign Currency Sold                 Settlement Date        (Depreciation)

    BRL         58,717,725                 September 2007        $    (83,154)
    IDR    125,740,500,000                  August 2007              (190,940)
    INR        394,725,000                 December 2007             (169,445)
                                                                 -------------
    Total Unrealized Depreciation on Forward Foreign Exchange
    Contracts - Net (USD Commitment - $53,885,656)               $   (443,539)
                                                                 =============

  o Swaps outstanding as of July 31, 2007 were as follows:

                                                                 Unrealized
                                                  Notional      Appreciation
                                                   Amount      (Depreciation)

    Bought credit default protection on
    United Mexican States and pay 1.12%

    Broker, Credit Suisse International
    Expires May 2010                           USD  6,450,000    $   (125,162)

    Bought credit default protection on
    DaimlerChrysler NA Holding Corp. and
    pay 0.53%

    Broker, JPMorgan Chase                     EUR  6,932,231         (26,473)
    Expires June 2011

    Bought credit default protection on
    Carnival Corp. and pay 0.25%

    Broker, JPMorgan Chase
    Expires September 2011                     USD 10,030,000           18,706

    Bought credit default protection on
    Whirlpool Corp. and pay 0.48%

    Broker, JPMorgan Chase
    Expires September 2011                     USD  3,397,000          (5,092)

    Bought credit default protection on
    McDonald's Corp. and pay 0.16%

    Broker, JPMorgan Chase
    Expires September 2011                     USD  3,397,000           12,698

    Bought credit default protection on
    JC Penney Corp. and pay 0.16%

    Broker, JPMorgan Chase
    Expires September 2011                     USD  3,397,000           41,362

    Sold credit default protection on
    General Motors Corp. and receive 7.15%

    Broker, Deutsche Bank AG London
    Expires September 2012                     USD  6,244,000          210,747

    Sold credit default protection on
    General Motors Corp. and receive 6.95%

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires September 2012                     USD  6,244,000          166,596
                                                                 -------------
    Total                                                        $     293,382
                                                                 =============


  o Financial futures contracts purchased as of July 31, 2007 were as follows:

                                                                                                Unrealized
    Number of                                                 Expiration                       Appreciation
    Contracts          Issue                Exchange             Date           Face Value    (Depreciation)
        145      Dax Index 25 Euro     Eurex Deutschland    September 2007   $   38,630,344   $    (868,171)
      2,570       DJ Euro Stoxx 50     Eurex Deutschland    September 2007   $  155,863,839      (3,684,228)
         32      EuroDollar Future          Chicago         September 2008   $    7,612,826              374
        390        FTSE 100 Index            LIFFE          September 2007   $   52,096,470      (1,768,141)
         20        Osa Nikkei 225            LIFFE          September 2007   $    3,043,956        (126,638)
        129       S&P TSE 60 Index          Montreal        September 2007   $   19,258,692          154,188
                                                                                              --------------
    Total Unrealized Depreciation - Net                                                       $  (6,292,616)
                                                                                              ==============


o   Financial futures contracts sold as of July 31, 2007 were as follows:

                                                                                                Unrealized
    Number of                                                 Expiration                       Appreciation
    Contracts          Issue                Exchange             Date           Face Value    (Depreciation)
         32      EuroDollar Future          Chicago         September 2009   $    7,601,574   $        5,574
        188        Japan 10-Year
                  Government Bond            Tokyo          September 2007   $  210,370,330        (934,275)
      1,120        S&P 500 Index            Chicago         September 2007   $  422,985,845       13,653,845
                                                                                              --------------
    Total Unrealized Appreciation - Net                                                       $   12,725,144
                                                                                              ==============


  o Currency Abbreviations:
       BRL    Brazilian Real
       CAD    Canadian Dollar
       CHF    Swiss Franc
       EUR    Euro
       GBP    British Pound
       HKD    Hong Kong Dollar
       IDR    Indonesian Rupiah
       INR    Indian Rupee
       ISK    Icelandic Krona
       JPY    Japanese Yen
       MYR    Malaysian Ringgit
       NZD    New Zealand Dollar
       PLN    Polish Zloty
       SEK    Swedish Krona
       SGD    Singapore Dollar
       TRY    Turkish Lira
       USD    U.S. Dollar
       VND    Vietnam Dong



Item 2 -   Controls and Procedures

2(a) - 	   The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - 	   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Global Allocation Fund, Inc.


By:	/s/ Robert C. Doll, Jr.
	-----------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock Global Allocation Fund, Inc.


Date: September 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
	-----------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock Global Allocation Fund, Inc.


Date: September 20, 2007


By:	/s/ Donald C. Burke
	--------------------
	Donald C. Burke,
        Chief Financial Officer (principal financial officer) of
	BlackRock Global Allocation Fund, Inc.


Date: September 20, 2007